Accounts Receivable - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Accounts Receivable - Schedule of Allowance for Credit Losses (Details) [Line Items]
Beginning balance
Ending balance	4,264
Initial allowance for credit losses	1,867
Provision	2,703
Accounts written off	(306)
Foreign currency translation
Predecessor [Member]
Accounts Receivable - Schedule of Allowance for Credit Losses (Details) [Line Items]
Beginning balance		2,241	$ 1,098
Ending balance			2,241	$ 1,098
Initial allowance for credit losses
Provision		$ 408	1,353	$ 1,325
Accounts written off			(226)
Foreign currency translation			$ 16